Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Raw materials	$9,031	$8,074
Work in process	2,962	2,643
Finished goods	4,283	2,786
Total inventories	$16,276	$13,503

	At December 31,
	2021	2020
Raw materials	$8,074	$1,213
Work in process	2,643	913
Finished goods	2,786	2,433
Consignment inventories	—	563
Total inventories	$13,503	$5,122

Schedule of inventories

Inventories consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Raw materials	$9,031	$8,074
Work in process	2,962	2,643
Finished goods	4,283	2,786
Total inventories	$16,276	$13,503

	At December 31,
	2021	2020
Raw materials	$8,074	$1,213
Work in process	2,643	913
Finished goods	2,786	2,433
Consignment inventories	—	563
Total inventories	$13,503	$5,122